JDD	Nuveen Diversified Dividend and Income Fund Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	LONG-TERM INVESTMENTS – 140.9% (96.7% of Total Investments)

	EMERGING MARKET DEBT AND FOREIGN CORPORATE BONDS – 36.4% (25.0% of Total Investments)

	Angola – 0.4%

$335	Angolan Government International Bond, 144A	8.250%	5/09/28	Caa1	$266,158
320	Angolan Government International Bond, 144A	9.375%	5/08/48	Caa1	249,510
200	Angolan Government International Bond, Reg S	8.000%	11/26/29	CCC+	157,894
	Total Angola				673,562

	Argentina – 0.7%

56	Argentine Republic Government International Bond	1.000%	7/09/29	CCC+	25,443
342	Argentine Republic Government International Bond	0.125%	7/09/30	CCC+	142,802
781	Argentine Republic Government International Bond	0.125%	7/09/35	CCC+	293,137
160	Argentine Republic Government International Bond	0.125%	7/09/41	CCC+	63,520
117	Ciudad Autonoma De Buenos Aires/Government Bonds, 144A	8.950%	2/19/21	B-	106,158
310	Ciudad Autonoma De Buenos Aires/Government Bonds, 144A	7.500%	6/01/27	B-	220,103
171	Provincia de Cordoba, 144A	7.125%	6/10/21	CC	104,312
76	YPF SA, 144A	8.750%	4/04/24	CCC	60,762
115	YPF SA, 144A	8.500%	3/23/25	CCC	90,574
139	YPF SA, 144A	6.950%	7/21/27	CCC	92,782
80	YPF SA, 144A	7.000%	12/15/47	CCC	50,520
50	YPF SA, Reg S	8.500%	7/28/25	CCC	36,547
20	YPF SA, Reg S	6.950%	7/21/27	CCC	13,350
	Total Argentina				1,300,010

	Armenia – 0.5%

655	Republic of Armenia International Bond, Reg S	7.150%	3/26/25	Ba3	710,544
200	Republic of Armenia International Bond, Reg S	3.950%	9/26/29	Ba3	193,290
	Total Armenia				903,834

	Azerbaijan – 0.9%

150	International Bank of Azerbaijan OJSC, Reg S	3.500%	9/01/24	B-	138,142
525	Republic of Azerbaijan International Bond, Reg S	3.500%	9/01/32	BB+	503,790
200	Southern Gas Corridor CJSC, 144A	6.875%	3/24/26	BB+	227,120
385	Southern Gas Corridor CJSC, Reg S	6.875%	3/24/26	BB+	437,682
210	State Oil Co of the Azerbaijan Republic, Reg S	6.950%	3/18/30	BB+	247,586
	Total Azerbaijan				1,554,320

	Bahrain – 0.7%

400	Bahrain Government International Bond, 144A	7.375%	5/14/30	B+	437,745
275	Bahrain Government International Bond, 144A	5.625%	9/30/31	B+	268,003
200	Bahrain Government International Bond, Reg S	6.750%	9/20/29	B+	214,091
310	Bahrain Government International Bond, Reg S	5.625%	9/30/31	B+	302,008
	Total Bahrain				1,221,847

	Bermuda – 0.1%

200	Bermuda Government International Bond, 144A	4.750%	2/15/29	A+	238,540

	Brazil – 1.8%

255	Banco do Brasil SA/Cayman, 144A	4.750%	3/20/24	Ba2	268,388
200	Banco do Brasil SA/Cayman, Reg S	4.625%	1/15/25	Ba2	210,702
200	Braskem Netherlands Finance BV, 144A	4.500%	1/31/30	BB+	186,750
235	Brazilian Government International Bond	3.875%	6/12/30	BB-	234,765
210	Brazilian Government International Bond	5.000%	1/27/45	Ba2	210,842
200	Brazilian Government International Bond	4.750%	1/14/50	BB-	194,102
200	Centrais Eletricas Brasileiras SA, 144A	4.625%	2/04/30	BB-	200,250

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Brazil (continued)

$225		Centrais Eletricas Brasileiras SA, Reg S	5.750%	10/27/21	Ba2	$232,706
395		Itau Unibanco Holding SA/Cayman Island, 144A	2.900%	1/24/23	BB	399,495
200		Minerva Luxembourg SA, Reg S	5.875%	1/19/28	BB-	207,752
100		Petrobras Global Finance BV	5.600%	1/03/31	Ba2	106,821
50		Petrobras Global Finance BV	6.875%	1/20/40	Ba2	55,600
100		Petrobras Global Finance BV	6.900%	3/19/49	Ba2	111,210
115		Petrobras Global Finance BV	6.750%	6/03/50	Ba2	124,555
200		Rede D’or Finance Sarl, 144A	4.500%	1/22/30	BB	189,500
205		Rumo Luxembourg Sarl, 144A	5.250%	1/10/28	BB	213,241
100		Vale Overseas Ltd	3.750%	7/08/30	BBB	102,900
		Total Brazil				3,249,579

		British Virgin Islands – 0.1%

205		State Grid Overseas Investment 2016 Ltd, 144A	3.500%	5/04/27	A+	229,051

		Chile – 0.5%

205		Celulosa Arauco y Constitucion SA, 144A	5.150%	1/29/50	BBB	217,095
515		Empresa Nacional del Petroleo, Reg S	3.750%	8/05/26	A	546,713
200		VTR Comunicaciones SpA, 144A	5.125%	1/15/28	BB+	206,780
		Total Chile				970,588

		China – 0.8%

200		BRF SA, 144A	4.875%	1/24/30	Ba2	205,248
200		Industrial & Commercial Bank of China Ltd, Reg S	4.875%	9/21/25	BBB+	224,522
200		Prosus NV, 144A	4.027%	8/03/50	BBB-	203,769
400		Sinopec Group Overseas Development 2018 Ltd, 144A	2.700%	5/13/30	A+	420,642
200		Tencent Holdings Ltd, 144A	2.390%	6/03/30	A+	203,226
200		Tencent Holdings Ltd, 144A	3.290%	6/03/60	A+	203,268
		Total China				1,460,675

		Colombia – 1.3%

320		Bancolombia SA	3.000%	1/29/25	Baa2	320,518
470		Colombia Government International Bond	3.000%	1/30/30	Baa2	477,520
200		Colombia Government International Bond	3.125%	4/15/31	Baa2	205,000
200		Colombia Government International Bond	5.000%	6/15/45	Baa2	233,000
400		Colombia Government International Bond	4.125%	5/15/51	Baa2	415,600
210		Ecopetrol SA	6.875%	4/29/30	BBB-	251,475
200		Millicom International Cellular SA, 144A	6.250%	3/25/29	BB+	213,500
200		Transportadora de Gas Internacional SA ESP, 144A	5.550%	11/01/28	BBB	226,002
		Total Colombia				2,342,615

		Costa Rica – 0.2%

435		Costa Rica Government International Bond, 144A	6.125%	2/19/31	B	408,900

		Cote d“Ivoire – 0.3%

100	EUR	Ivory Coast Government International Bond, Reg S	5.875%	10/17/31	Ba3	105,904
395		Ivory Coast Government International Bond, Reg S	6.125%	6/15/33	Ba3	369,103
100	EUR	Ivory Coast Government International Bond, Reg S	6.875%	10/17/40	Ba3	105,129
		Total Cote d’Ivoire				580,136

		Croatia – 0.8%

535	EUR	Croatia Government International Bond, Reg S	3.000%	3/20/27	BBB-	717,376
185	EUR	Croatia Government International Bond, Reg S	2.700%	6/15/28	BBB-	247,743
200	EUR	Croatia Government International Bond, Reg S	1.125%	6/19/29	BBB-	238,006
240	EUR	Croatia Government International Bond, Reg S	1.500%	6/17/31	BBB-	291,935
		Total Croatia				1,495,060

		Dominican Republic – 1.1%

150		Dominican Republic International Bond, 144A	4.875%	9/23/32	BB-	149,175
250		Dominican Republic International Bond, 144A	6.400%	6/05/49	BB-	250,875
212		Dominican Republic International Bond, Reg S	7.500%	5/06/21	BB-	218,281
285		Dominican Republic International Bond, Reg S	6.600%	1/28/24	BB-	312,503

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Dominican Republic (continued)

$100		Dominican Republic International Bond, Reg S	6.875%	1/29/26	BB-	$111,250
425		Dominican Republic International Bond, Reg S	7.450%	4/30/44	BB-	478,125
290		Dominican Republic International Bond, Reg S	6.850%	1/27/45	BB-	305,370
150		Dominican Republic International Bond, Reg S	6.400%	6/05/49	BB-	150,525
		Total Dominican Republic				1,976,104

		Ecuador – 0.6%

430		Ecuador Government International Bond, 144A	0.500%	7/31/30	B-	290,041
119		Ecuador Government International Bond, 144A	0.000%	7/31/30	B-	55,120
1,068		Ecuador Government International Bond, 144A	0.500%	7/31/35	B-	590,006
467		Ecuador Government International Bond, 144A	0.500%	7/31/40	B-	233,022
		Total Ecuador				1,168,189

		Egypt – 0.8%

200		Egypt Government International Bond, 144A	7.625%	5/29/32	B+	195,250
205		Egypt Government International Bond, 144A	8.875%	5/29/50	B+	202,860
1,155		Egypt Government International Bond, Reg S	7.903%	2/21/48	B+	1,062,831
		Total Egypt				1,460,941

		El Salvador – 0.1%

190		El Salvador Government International Bond, 144A	7.125%	1/20/50	B-	147,896
45		El Salvador Government International Bond, Reg S	6.375%	1/18/27	B+	38,633
75		El Salvador Government International Bond, Reg S	8.250%	4/10/32	B+	67,687
		Total El Salvador				254,216

		Ethiopia – 0.2%

385		Ethiopia International Bond, Reg S	6.625%	12/11/24	B	385,000

		Gabon – 0.4%

455		Gabon Government International Bond, 144A	6.625%	2/06/31	Caa1	405,855
238		Gabon Government International Bond, Reg S	6.375%	12/12/24	CCC	224,598
		Total Gabon				630,453

		Georgia – 0.3%

535		Georgia Government International Bond, Reg S	6.875%	4/12/21	BB	543,768

		Ghana – 0.3%

250		Ghana Government International Bond, 144A	8.627%	6/16/49	B	210,000
355		Ghana Government International Bond, Reg S	7.625%	5/16/29	B	320,146
		Total Ghana				530,146

		Honduras – 0.2%

150		Honduras Government International Bond, 144A	5.625%	6/24/30	BB-	160,425
200		Honduras Government International Bond, Reg S	7.500%	3/15/24	BB-	217,500
		Total Honduras				377,925

		Hong Kong – 0.1%

200		AIA Group Ltd, 144A	3.200%	9/16/40	A	206,526

		Hungary – 0.7%

310		Hungary Government International Bond	5.375%	2/21/23	BBB	342,240
156		Hungary Government International Bond	5.750%	11/22/23	BBB	178,812
550	EUR	Hungary Government International Bond, Reg S	1.625%	4/28/32	BBB	682,402
		Total Hungary				1,203,454

		India – 0.3%

200		Bharti Airtel Ltd, Reg S	4.375%	6/10/25	BBB-	211,166
200		Greenko Dutch BV, Reg S	5.250%	7/24/24	Ba1	202,944
200		Vedanta Holdings Mauritius II Ltd, 144A	13.000%	8/21/23	B3	205,956
		Total India				620,066

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Indonesia – 1.3%

$425		Indonesia Government International Bond, Reg S	3.375%	4/15/23	BBB	$448,179
200		Indonesia Government International Bond, Reg S	4.625%	4/15/43	BBB	233,952
200		Indonesia Government International Bond, Reg S	4.750%	7/18/47	Baa2	243,293
200,000	IDR	International Bank for Reconstruction & Development	7.450%	8/20/21	AAA	13,642
3,100,000	IDR	International Finance Corp	8.000%	10/09/23	AAA	219,632
200		Minejesa Capital BV, Reg S	4.625%	8/10/30	Baa3	205,522
250		Minejesa Capital BV, Reg S	5.625%	8/10/37	Baa3	257,215
200		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, 144A	5.450%	5/21/28	Baa2	234,000
375		Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Reg S	4.125%	5/15/27	Baa2	404,063
		Total Indonesia				2,259,498

		Israel – 0.7%

575		Israel Electric Corp Ltd, 144A, Reg S	4.250%	8/14/28	BBB	653,200
87		Leviathan Bond Ltd, 144A, Reg S	6.125%	6/30/25	BB	89,818
127		Leviathan Bond Ltd, 144A, Reg S	6.500%	6/30/27	BB	131,682
75		Leviathan Bond Ltd, 144A, Reg S	6.750%	6/30/30	BB	77,526
215		State of Israel	3.375%	1/15/50	AA-	238,107
		Total Israel				1,190,333

		Jordan – 0.5%
200		Jordan Government International Bond, 144A	4.950%	7/07/25	BB-	199,199
200		Jordan Government International Bond, 144A	7.375%	10/10/47	B+	198,350
425		Jordan Government International Bond, Reg S	7.375%	10/10/47	B+	421,711
		Total Jordan				819,260

		Kazakhstan – 0.3%

395		KazMunayGas National Co JSC, 144A	5.750%	4/19/47	Baa3	467,964

		Kenya – 0.1%

245		Kenya Government International Bond, Reg S	8.000%	5/22/32	B+	241,416

		Macedonia – 0.6%

315	EUR	North Macedonia Government International Bond, 144A	3.675%	6/03/26	BB+	395,544
515	EUR	North Macedonia Government International Bond, Reg S	3.975%	7/24/21	BB+	615,688
		Total Macedonia				1,011,232

		Malaysia – 0.6%

200		Petronas Capital Ltd, 144A	3.500%	4/21/30	A2	223,516
405		Petronas Capital Ltd, 144A	4.550%	4/21/50	A2	514,516
230		Petronas Capital Ltd, Reg S	3.500%	3/18/25	A2	252,421
		Total Malaysia				990,453

		Mexico – 2.3%

9,255		Mexican Bonos	8.500%	5/31/29	BBB+	494,923
225		Mexico City Airport Trust, Reg S	4.250%	10/31/26	BBB	199,125
397		Mexico Government International Bond	4.500%	4/22/29	Baa1	444,441
600		Mexico Government International Bond	4.750%	4/27/32	Baa1	678,000
200		Mexico Government International Bond	4.600%	1/23/46	Baa1	214,354
400		Mexico Government International Bond	5.000%	4/27/51	Baa1	446,400
25		Petroleos Mexicanos	6.500%	1/23/29	BBB	22,375
70		Petroleos Mexicanos	6.375%	1/23/45	BBB	52,500
712		Petroleos Mexicanos	6.750%	9/21/47	BBB	548,240
68		Petroleos Mexicanos	6.350%	2/12/48	BBB	50,915
475		Petroleos Mexicanos, 144A	6.840%	1/23/30	BBB	422,750
230		Petroleos Mexicanos, 144A	5.950%	1/28/31	BBB	191,273
280		Petroleos Mexicanos, 144A	7.690%	1/23/50	BBB	231,140
70		Petroleos Mexicanos, Reg S	6.840%	1/23/30	BBB	62,300
15		Petroleos Mexicanos, Reg S	5.950%	1/28/31	BBB	12,474
75		Petroleos Mexicanos, Reg S	7.690%	1/23/50	BBB	61,913
		Total Mexico				4,133,123

		Mongolia – 0.3%
475		Mongolia Government International Bond, Reg S	5.125%	12/05/22	B	484,489

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Morocco – 0.7%

$100	EUR	Morocco Government International Bond, Reg S	1.500%	11/27/31	BBB-	$110,109
310		Morocco Government International Bond, Reg S	5.500%	12/11/42	BBB-	384,400
410		OCP SA, Reg S	5.625%	4/25/24	BBB-	444,485
295		OCP SA, Reg S	4.500%	10/22/25	BBB-	310,996
		Total Morocco				1,249,990

		Nigeria – 0.2%

390		Nigeria Government International Bond, Reg S	8.747%	1/21/31	B2	397,967

		Oman – 0.7%

305		Oman Government International Bond, 144A	6.750%	1/17/48	Ba3	251,884
455		Oman Government International Bond, Reg S	3.625%	6/15/21	BB-	452,161
240		Oman Government International Bond, Reg S	4.750%	6/15/26	BB-	220,080
400		Oman Government International Bond, Reg S	6.750%	1/17/48	Ba3	330,339
		Total Oman				1,254,464

		Pakistan – 0.2%

315		Pakistan Government International Bond, Reg S	6.875%	12/05/27	B-	313,159

		Panama – 2.1%

199		Aeropuerto Internacional de Tocumen SA, 144A	6.000%	11/18/48	BBB-	221,270
125		Panama Government International Bond	7.125%	1/29/26	BBB+	158,125
705		Panama Government International Bond	3.160%	1/23/30	BBB+	766,687
625		Panama Government International Bond	4.500%	4/16/50	BBB+	782,031
825		Panama Government International Bond	4.300%	4/29/53	BBB+	1,013,719
320		Panama Government International Bond	4.500%	4/01/56	BBB+	400,000
330		Panama Notas del Tesoro	3.750%	4/17/26	BBB+	352,539
		Total Panama				3,694,371

		Paraguay – 1.0%

295		Paraguay Government International Bond, Reg S	4.625%	1/25/23	Ba1	311,963
640		Paraguay Government International Bond, Reg S	5.000%	4/15/26	Ba1	728,000
525		Paraguay Government International Bond, Reg S	6.100%	8/11/44	Ba1	676,987
		Total Paraguay				1,716,950

		Peru – 0.1%

145		Banco de Credito del Peru, 144A	3.125%	7/01/30	BBB	145,454

		Philippines – 0.6%
590		Philippine Government International Bond	3.950%	1/20/40	BBB+	697,845
280		Philippine Government International Bond	3.700%	3/01/41	BBB+	323,163
		Total Philippines				1,021,008

		Qatar – 1.1%

375		Qatar Government International Bond, 144A	5.103%	4/23/48	AA-	520,943
355		Qatar Government International Bond, Reg S	4.500%	4/23/28	AA-	424,284
290		Qatar Government International Bond, Reg S	4.000%	3/14/29	AA-	338,966
255		Qatar Government International Bond, Reg S	4.625%	6/02/46	AA-	334,422
200		Qatar Government International Bond, Reg S	5.103%	4/23/48	AA-	277,836
		Total Qatar				1,896,451

		Romania – 0.8%

60	EUR	Romanian Government International Bond, 144A	3.624%	5/26/30	BBB-	79,481
70	EUR	Romanian Government International Bond, 144A	2.124%	7/16/31	BBB-	81,829
112		Romanian Government International Bond, 144A	4.000%	2/14/51	BBB-	115,360
85	EUR	Romanian Government International Bond, Reg S	2.000%	12/08/26	BBB-	103,480
165	EUR	Romanian Government International Bond, Reg S	2.000%	1/28/32	BBB-	190,348
196		Romanian Government International Bond, Reg S	6.125%	1/22/44	BBB-	264,600
550		Romanian Government International Bond, Reg S	5.125%	6/15/48	BBB-	669,933
		Total Romania				1,505,031

		Russia – 1.6%

23,810	RUB	Russian Federal Bond – OFZ	7.950%	10/07/26	N/R	342,883

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000) (1)		Description (2)	Coupon	Maturity	Ratings (3)	Value

		Russia (continued)

$3,430	RUB	Russian Federal Bond – OFZ	6.900%	5/23/29	BBB	$46,459
9,540	RUB	Russian Federal Bond – OFZ	7.650%	4/10/30	BBB	136,166
1,265	RUB	Russian Federal Bond – OFZ	8.500%	9/17/31	BBB	19,173
7,940	RUB	Russian Federal Bond – OFZ	7.700%	3/23/33	BBB	114,179
600		Russian Foreign Bond – Eurobond, Reg S	4.750%	5/27/26	BBB	687,532
1,400		Russian Foreign Bond – Eurobond, Reg S	4.250%	6/23/27	BBB	1,575,840
		Total Russia				2,922,232

		Saudi Arabia – 0.7%

250		Saudi Government International Bond, 144A	2.900%	10/22/25	A1	267,001
230		Saudi Government International Bond, Reg S	3.250%	10/26/26	A1	250,116
225		Saudi Government International Bond, Reg S	4.375%	4/16/29	A1	263,264
345		Saudi Government International Bond, Reg S	4.500%	10/26/46	A1	414,041
		Total Saudi Arabia				1,194,422

		Senegal – 0.5%

415		Senegal Government International Bond	6.750%	3/13/48	Ba3	392,777
200		Senegal Government International Bond, 144A	6.750%	3/13/48	Ba3	189,374
200		Senegal Government International Bond, Reg S	8.750%	5/13/21	Ba3	205,339
200		Senegal Government International Bond, Reg S	6.750%	3/13/48	Ba3	189,290
		Total Senegal				976,780

		Serbia – 0.5%

225	EUR	Serbia International Bond, 144A	3.125%	5/15/27	BB+	281,359
150	EUR	Serbia International Bond, 144A	1.500%	6/26/29	BB+	169,376
140	EUR	Serbia International Bond, Reg S	3.125%	5/15/27	BB+	175,068
205	EUR	Serbia International Bond, Reg S	1.500%	6/26/29	BB+	231,481
		Total Serbia				857,284

		Singapore – 0.4%

690		Temasek Financial I Ltd, 144A	2.500%	10/06/70	AAA	675,668

		South Africa – 0.3%

270		Eskom Holdings SOC Ltd, Reg S	6.750%	8/06/23	CCC+	248,376
240		Republic of South Africa Government International Bond	5.750%	9/30/49	Ba1	203,203
		Total South Africa				451,579

		Sri Lanka – 0.6%

335		Sri Lanka Government International Bond, 144A	6.200%	5/11/27	B-	226,125
395		Sri Lanka Government International Bond, Reg S	6.250%	7/27/21	B-	343,650
415		Sri Lanka Government International Bond, Reg S	6.850%	11/03/25	B-	290,534
200		Sri Lanka Government International Bond, Reg S	6.825%	7/18/26	B-	139,250
230		Sri Lanka Government International Bond, Reg S	6.200%	5/11/27	B-	155,250
		Total Sri Lanka				1,154,809

		Tanzania – 0.2%

400		AngloGold Ashanti Holdings PLC	3.750%	10/01/30	Baa3	407,946

		Tunisia – 0.3%

105	EUR	Banque Centrale de Tunisie International Bond, 144A	6.750%	10/31/23	B2	115,900
100	EUR	Banque Centrale de Tunisie International Bond, Reg S	6.750%	10/31/23	B2	110,380
390		Banque Centrale de Tunisie International Bond, Reg S	5.750%	1/30/25	B2	350,344
		Total Tunisia				576,624

		Turkey – 0.6%

215		Turkey Government International Bond	3.250%	3/23/23	BB-	203,702
210		Turkey Government International Bond	4.875%	10/09/26	BB-	191,995
250		Turkey Government International Bond	6.000%	3/25/27	BB-	239,375
245		Turkey Government International Bond	5.125%	2/17/28	BB-	222,827
295		Turkey Government International Bond	5.750%	5/11/47	BB-	233,256
		Total Turkey				1,091,155

		Ukraine – 0.9%
100		Ukraine Government International Bond, 144A	7.750%	9/01/27	B	98,912

Principal Amount (000) (1)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	Ukraine (continued)

$323	Ukraine Government International Bond, 144A	7.375%	9/25/32	B	$302,877
715	Ukraine Government International Bond, 144A	7.253%	3/15/33	B	656,942
115	Ukraine Government International Bond, Reg S	7.750%	9/01/22	B	117,731
100	Ukraine Government International Bond, Reg S	7.750%	9/01/24	B	100,238
455	Ukraine Government International Bond, Reg S	7.375%	9/25/32	B	426,678
	Total Ukraine				1,703,378

	United Arab Emirates – 1.2%

230	Abu Dhabi Government International Bond, 144A	2.125%	9/30/24	AA	240,184
270	Abu Dhabi Government International Bond, 144A	3.125%	4/16/30	AA	301,828
410	Abu Dhabi Government International Bond, 144A	3.125%	9/30/49	AA	438,700
200	Abu Dhabi Government International Bond, 144A	3.875%	4/16/50	AA	244,000
455	Abu Dhabi Government International Bond, Reg S	3.125%	9/30/49	AA	486,713
360	Abu Dhabi National Energy Co PJSC, Reg S	4.375%	6/22/26	Aa3	412,654
	Total United Arab Emirates				2,124,079

	Venezuela – 0.1%

1,877	Petroleos de Venezuela SA, Reg S, (4)	6.000%	11/15/26	N/R	46,919
360	Venezuela Government International Bond, Reg S, (4)	9.000%	5/07/23	C	27,000
1,040	Venezuela Government International Bond, Reg S, (4)	9.250%	5/07/28	C	78,000
	Total Venezuela				151,919

	Vietnam – 0.1%

250	Mong Duong Finance Holdings BV, 144A	5.125%	5/07/29	BB	254,706
	Total Emerging Market Debt and Foreign Corporate Bonds (cost $65,708,715)				65,320,699

Shares	Description (2)	Value

	REAL ESTATE INVESTMENT TRUST (REIT) COMMON STOCKS – 34.6% (23.7% of Total Investments)

	Health Care – 3.0%

91,415	Healthpeak Properties Inc	$2,481,917
52,825	Welltower Inc	2,910,130
	Total Health Care	5,392,047

	Hotels – 1.2%

52,900	Host Hotels & Resorts Inc	570,791
183,815	Sunstone Hotel Investors Inc	1,459,491
	Total Hotels	2,030,282

	Industrial – 4.3%

44,070	Duke Realty Corp	1,626,183
54,875	First Industrial Realty Trust Inc	2,184,025
39,028	Prologis Inc	3,926,997
	Total Industrial	7,737,205

	Office – 6.7%

9,335	Alexandria Real Estate Equities Inc	1,493,600
29,275	Boston Properties Inc	2,350,783
153,975	Columbia Property Trust Inc	1,679,867
83,645	Cousins Properties Inc	2,391,411
71,790	Douglas Emmett Inc	1,801,929
101,340	Hudson Pacific Properties Inc	2,222,386
	Total Office	11,939,976

	Residential – 8.3%

108,240	American Homes 4 Rent	3,082,675
47,868	Apartment Investment and Management Co	1,614,109
22,455	AvalonBay Communities Inc	3,353,430
30,620	Camden Property Trust	2,724,567
93,820	Invitation Homes Inc	2,626,022
45,670	UDR Inc	1,489,299
	Total Residential	14,890,102

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Shares	Description (2)	Value

	Retail – 2.1%

60,000	Kimco Realty Corp	$675,600
40,850	Regency Centers Corp	1,553,117
65,280	SITE Centers Corp	470,016
64,815	Weingarten Realty Investors	1,099,262
	Total Retail	3,797,995

	Specialized – 9.0%

20,660	CoreSite Realty Corp	2,456,061
95,475	CubeSmart	3,084,797
14,985	Digital Realty Trust Inc	2,199,199
3,840	Equinix Inc	2,918,899
19,810	Extra Space Storage Inc	2,119,472
15,335	Public Storage	3,415,411
	Total Specialized	16,193,839
	Total Real Estate Investment Trust (REIT) Common Stocks (cost $55,088,910)	61,981,446

Shares	Description (2)	Value

	COMMON STOCKS – 34.2% (23.5% of Total Investments)

	Aerospace & Defense – 1.3%

9,686	General Dynamics Corp, (5)	$1,340,833
13,185	Thales SA, (6)	988,185
	Total Aerospace & Defense	2,329,018

	Air Freight & Logistics – 1.2%

47,252	Deutsche Post AG, (6)	2,144,086

	Banks – 3.5%

57,383	Bank of America Corp	1,382,356
33,538	Citigroup Inc	1,445,823
138,981	ING Groep NV	983,985
14,940	JPMorgan Chase & Co	1,438,274
157,769	Oversea-Chinese Banking Corp Ltd, (6)	981,124
	Total Banks	6,231,562

	Capital Markets – 0.7%

76,940	Deutsche Boerse AG, (6)	1,351,066

	Chemicals – 1.6%

20,684	DuPont de Nemours Inc	1,147,548
42,837	Nutrien Ltd	1,679,637
	Total Chemicals	2,827,185

	Communications Equipment – 0.6%

28,065	Cisco Systems Inc, (5)	1,105,480

	Diversified Telecommunication Services – 1.0%

52,807	Nippon Telegraph & Telephone Corp, (6)	1,090,993
96,708	Telefonica Brasil SA	747,709
	Total Diversified Telecommunication Services	1,838,702

	Electric Utilities – 0.4%

13,285	Evergy Inc	675,144
5,330	Siemens Energy AG, (WI/DD) (7)	143,730
	Total Electric Utilities	818,874

	Electrical Equipment – 0.7%

11,770	Eaton Corp PLC	1,200,893

	Energy Equipment & Services – 0.0%

3,685	Transocean Ltd, (7)	2,973

Shares	Description (2)	Value

	Entertainment – 1.1%

3,439	Nintendo Co Ltd, (6)	$1,948,851

	Food & Staples Retailing – 0.8%

47,500	Seven & i Holdings Co Ltd, (6)	1,475,829

	Food Products – 0.6%

568,000	Tingyi Cayman Islands Holding Corp, (6)	1,005,754

	Health Care Equipment & Supplies – 0.5%
7,946	Medtronic PLC	825,748

	Health Care Providers & Services – 1.5%

6,159	Anthem Inc, (5)	1,654,246
11,922	Fresenius Medical Care AG & Co KGaA, (6)	1,007,846
6,140	Millennium Health LLC, (7), (8)	6,815
5,767	Millennium Health LLC, (7), (8)	5,825
	Total Health Care Providers & Services	2,674,732

	Household Durables – 0.5%

653,897	Taylor Wimpey PLC, (6)	914,336

	Household Products – 0.6%

10,191	Henkel AG & Co KGaA, (6)	1,065,840

	Industrial Conglomerates – 0.7%
10,423	Siemens AG, (6)	1,316,310

	Insurance – 2.0%
35,868	Ageas SA/NV, (6)	1,467,686
5,757	Allianz SE, (6)	1,104,939
4,829	Everest Re Group Ltd	953,921
	Total Insurance	3,526,546

	IT Services – 0.5%
16,599	Amdocs Ltd	952,949

	Media – 1.4%
24,320	Clear Channel Outdoor Holdings Inc, (7)	24,320
46,092	Comcast Corp, (5)	2,132,216
8,232	Cumulus Media Inc, (7)	44,206
655,185	Hibu plc, (6), (7)	45,863
10,343	iHeartMedia Inc, (7)	83,985
2,099	Metro-Goldwyn-Mayer Inc, (6), (7)	158,265
3,185	Tribune Co, (7), (8)	3
	Total Media	2,488,858

	Multi-Utilities – 1.3%
112,871	National Grid PLC, (6)	1,296,452
44,554	Veolia Environnement SA, (6)	961,301
	Total Multi-Utilities	2,257,753

	Oil, Gas & Consumable Fuels – 1.3%

12,462	Chevron Corp, (5)	897,264
95,899	Enterprise Products Partners LP, (5)	1,514,245
	Total Oil, Gas & Consumable Fuels	2,411,509

	Pharmaceuticals – 3.6%

19,119	AstraZeneca PLC, Sponsored ADR	1,047,721
14,719	Bayer AG, (6)	908,069
25,414	Bristol-Myers Squibb Co, (5)	1,532,210
52,712	GlaxoSmithKline PLC, Sponsored ADR	1,984,080
23,452	Roche Holding AG, (6)	1,003,980
	Total Pharmaceuticals	6,476,060

	Semiconductors & Semiconductor Equipment – 1.0%

2,732	Broadcom Inc, (5)	995,322
28,642	Infineon Technologies AG, (6)	807,297
	Total Semiconductors & Semiconductor Equipment	1,802,619

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Shares	Description (2)	Value

	Software – 2.1%

10,136	Microsoft Corp, (5)	$2,131,905
26,907	Oracle Corp	1,606,348
	Total Software	3,738,253

	Specialty Retail – 0.6%

6,477	Lowe’s Cos Inc	1,074,275

	Technology Hardware, Storage & Peripherals – 0.9%

36,835	Samsung Electronics Co Ltd, (6)	1,585,415

	Tobacco – 0.4%

10,926	Philip Morris International Inc	819,341

	Trading Companies & Distributors – 0.9%

94,580	Mitsui & Co Ltd, (6)	1,625,150

	Wireless Telecommunication Services – 0.9%

70,866	SK Telecom Co Ltd	1,588,816
	Total Common Stocks (cost $54,508,203)	61,424,783

Principal Amount (000)	Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	VARIABLE RATE SENIOR LOAN INTERESTS – 32.9% (22.6% of Total Investments) (9)

	Aerospace & Defense – 0.4%

$115	Standard Aero, Term Loan B1	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	$102,450
62	Standard Aero, Term Loan B2	3.720%	3-Month LIBOR	3.500%	4/08/26	B-	55,080
479	Transdigm, Inc., Term Loan F	2.397%	1-Month LIBOR	2.250%	12/09/25	Ba3	453,779
656	Total Aerospace & Defense						611,309

	Airlines – 0.3%

382	American Airlines, Inc., Term Loan B	2.146%	1-Month LIBOR	2.000%	4/28/23	Ba3	316,236
72	American Airlines, Inc., Term Loan B	2.152%	1-Month LIBOR	2.000%	12/14/23	Ba3	59,556
143	Delta Air Lines, Inc., Term Loan B	5.750%	3-Month LIBOR	4.750%	4/29/23	Baa2	142,643
37	WestJet Airlines, Term Loan	4.000%	6-Month LIBOR	3.000%	12/11/26	BB+	31,810
634	Total Airlines						550,245

	Auto Components – 0.2%

297	Johnson Controls Inc., Term Loan B	3.647%	1-Month LIBOR	3.500%	4/30/26	B1	290,132

	Beverages – 0.2%

418	Jacobs Douwe Egberts, Term Loan B	2.188%	1-Month LIBOR	2.000%	11/01/25	BB+	416,202

	Biotechnology – 0.4%

620	Grifols, Inc., Term Loan B, First Lien	2.100%	1-Week LIBOR	2.000%	11/15/27	Ba2	608,827

	Building Products – 0.3%

195	Advanced Drainage Systems, Term Loan B	2.438%	1-Month LIBOR	2.250%	9/24/26	Ba1	194,716
337	Quikrete Holdings, Inc., Term Loan B	2.646%	1-Month LIBOR	2.500%	2/01/27	BB-	328,723
532	Total Building Products						523,439

	Capital Markets – 0.3%

458	Lions Gate Entertainment Corporation, Term Loan A	1.897%	1-Month LIBOR	1.750%	3/22/23	Ba2	441,487
93	RPI Finance Trust, Term Loan B1	1.896%	1-Month LIBOR	1.750%	2/11/27	BBB-	92,812
551	Total Capital Markets						534,299

	Chemicals – 0.5%

558	Axalta Coating Systems, Term Loan, First Lien	1.970%	3-Month LIBOR	1.750%	6/01/24	Ba1	545,882
361	H.B. Fuller Company, Term Loan B	2.156%	1-Month LIBOR	2.000%	10/21/24	BB	357,840
919	Total Chemicals						903,722

Principal Amount (000)	Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Commercial Services & Supplies – 1.8%

$1,050	ADS Waste Holdings, Inc., Term Loan B	3.000%	1-Week LIBOR	2.250%	11/10/23	BB+	$1,048,605
75	Brand Energy & Infrastructure Services, Inc., Term Loan B, First Lien	5.250%	3-Month LIBOR	4.250%	6/21/24	B-	69,664
1,087	Formula One Group, Term Loan B	3.500%	1-Month LIBOR	2.500%	2/01/24	B+	1,058,954
78	GFL Environmental, Term Loan	4.000%	3-Month LIBOR	3.000%	5/31/25	BB-	78,280
439	GFL Environmental, Term Loan	4.000%	1-Month LIBOR	3.000%	5/31/25	BB-	437,473
56	Pitney Bowes Inc., Term Loan B	5.650%	1-Month LIBOR	5.500%	1/07/25	BBB-	54,215
99	Sabert Corporation, Initial Term Loan	5.500%	1-Month LIBOR	4.500%	12/10/26	B	98,174
214	Trans Union LLC, Term Loan B5	1.897%	1-Month LIBOR	1.750%	11/13/26	BB+	209,495
92	West Corporation, Incremental Term Loan B1	4.500%	1-Month LIBOR	3.500%	10/10/24	BB+	83,162
3,190	Total Commercial Services & Supplies						3,138,022

	Communications Equipment – 0.6%

24	Avaya Inc., Term Loan B	4.401%	1-Month LIBOR	4.250%	12/15/24	BB-	23,894
393	CommScope, Inc., Term Loan B	3.397%	1-Month LIBOR	3.250%	4/04/26	Ba3	384,402
56	Plantronics, Term Loan B, (DD1)	2.720%	3-Month LIBOR	2.500%	7/02/25	Ba2	52,848
373	Plantronics, Term Loan B, (DD1)	2.647%	1-Month LIBOR	2.500%	7/02/25	Ba2	351,197
330	Univision Communications, Inc., Term Loan C5	3.750%	1-Month LIBOR	2.750%	3/15/24	B	318,240
1,176	Total Communications Equipment						1,130,581

	Consumer Finance – 0.2%

364	Verscend Technologies, Tern Loan B	4.647%	1-Month LIBOR	4.500%	8/27/25	B+	361,714

	Containers & Packaging – 0.5%

350	Berry Global, Inc., Term Loan W	2.156%	1-Month LIBOR	2.000%	10/01/22	BBB-	346,821
608	Reynolds Group Holdings, Inc., Term Loan, First Lien	1.896%	1-Month LIBOR	1.750%	2/04/27	BB+	601,397
958	Total Containers & Packaging						948,218

	Distributors – 0.2%

382	SRS Distribution, Inc., Term Loan B	3.147%	3-Month LIBOR	3.000%	5/24/25	B	373,085

	Diversified Consumer Services – 0.3%

581	Refinitiv, Term Loan B	3.397%	1-Month LIBOR	3.250%	10/01/25	BB+	575,660

	Diversified Financial Services – 0.1%

260	Ditech Holding Corporation., Term Loan B, First Lien, (4)	0.000%	N/A	N/A	6/30/22	N/R	62,339
167	Lions Gate Entertainment Corp., Term Loan B	2.397%	1-Month LIBOR	2.250%	3/24/25	Ba2	161,874
427	Total Diversified Financial Services						224,213

	Diversified Telecommunication Services – 1.7%

61	Altice France S.A., Term Loan B12	3.840%	1-Month LIBOR	3.688%	1/31/26	B	58,598
1,186	CenturyLink, Inc, Term Loan B	2.397%	1-Month LIBOR	2.250%	3/15/27	BB+	1,141,997
854	Frontier Communications Corporation, Term Loan B, (4)	6.000%	Prime	2.750%	6/15/24	N/R	842,913
79	Intelsat Jackson Holdings, S.A., Term Loan B4, (4)	8.750%	Prime	5.500%	1/02/24	N/R	79,212
125	Intelsat Jackson Holdings, S.A., Term Loan B5, (4)	8.625%	N/A	N/A	1/02/24	N/R	127,059
491	Numericable Group S.A., Term Loan B13	4.152%	1-Month LIBOR	4.000%	8/14/26	B	479,011
398	Zayo Group LLC, Initial Dollar Term Loan	3.147%	1-Month LIBOR	3.000%	3/09/27	B1	387,127
3,194	Total Diversified Telecommunication Services						3,115,917

	Electrical Equipment – 0.4%

388	Avolon LLC, Term Loan B4	2.250%	1-Month LIBOR	1.500%	2/10/27	Baa2	374,291
249	Vertiv Co., Term Loan B	3.157%	1-Month LIBOR	3.000%	3/02/27	B+	245,703
637	Total Electrical Equipment						619,994

	Entertainment – 0.3%

250	AMC Entertainment, Inc., Term Loan B	3.220%	3-Month LIBOR	3.000%	4/22/26	B-	162,112
45	Cineworld Group PLC, Second Amendment Dollar, Term Loan	2.769%	6-Month LIBOR	2.500%	9/20/26	B	30,457
348	Springer SBM Two GmbH, Term Loan B16	4.500%	1-Month LIBOR	3.500%	8/14/24	B2	346,292
643	Total Entertainment						538,861

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Food & Staples Retailing – 0.9%

$1,638	US Foods, Inc., New Term Loan	1.897%	1-Month LIBOR	1.750%	6/27/23	BB-	$1,580,874

	Food Products – 0.4%

206	B&G Foods Inc., Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	10/10/26	Ba1	206,329
449	Froneri Lux FinCo SARL, Term Loan, First Lien	2.397%	1-Month LIBOR	2.250%	1/31/27	B1	432,444
655	Total Food Products						638,773

	Health Care Providers & Services – 2.9%

753	Acadia Healthcare, Inc., Term Loan B3	2.647%	1-Month LIBOR	2.500%	2/11/22	Ba2	748,565
500	Air Medical, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	489,688
228	Brightspring Health, Term Loan B	3.401%	1-Month LIBOR	3.250%	3/05/26	N/R	222,742
1,208	HCA, Inc., Term Loan B12	1.897%	1-Month LIBOR	1.750%	3/13/25	BBB-	1,204,884
538	HCA, Inc., Term Loan B13	1.897%	1-Month LIBOR	1.750%	3/18/26	BBB-	536,586
249	Lifepoint Health, Inc., New Term Loan B	3.897%	1-Month LIBOR	3.750%	11/16/25	B1	242,616
150	Pharmaceutical Product Development, Inc., Term Loan B	3.500%	1-Month LIBOR	2.500%	8/18/22	Ba2	149,285
1,366	Select Medical Corporation, Term Loan B	2.780%	6-Month LIBOR	2.500%	3/06/25	Ba2	1,334,799
299	Surgery Center Holdings Inc., Initial Term Loan	4.250%	1-Month LIBOR	3.250%	9/03/24	B2	282,170
5,291	Total Health Care Providers & Services						5,211,335

	Health Care Technology – 0.7%

958	Emdeon, Inc., Term Loan	3.500%	3-Month LIBOR	2.500%	3/01/24	B+	938,733
26	Emdeon, Inc., Term Loan	3.500%	1-Month LIBOR	2.500%	3/01/24	B+	25,661
248	Zelis, Term Loan B	4.897%	1-Month LIBOR	4.750%	9/30/26	B	246,707
1,232	Total Health Care Technology						1,211,101

	Hotels, Restaurants & Leisure – 3.3%

576	24 Hour Fitness Worldwide, Inc., DIP Term Loan, (4)	11.000%	3-Month LIBOR	10.000%	6/15/21	N/R	490,004
733	24 Hour Fitness Worldwide, Inc., Term Loan B, (4)	0.000%	N/A	N/A	5/31/25	D	34,804
376	Aramark Corporation, Term Loan	1.897%	1-Month LIBOR	1.750%	3/11/25	BB+	361,278
1,585	Burger King Corporation, Term Loan B4	1.897%	1-Month LIBOR	1.750%	11/19/26	BB+	1,523,519
1,000	Caesars Resort Collection, Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	12/22/24	B+	939,955
703	Hilton Hotels, Term Loan B2	1.898%	1-Month LIBOR	1.750%	6/21/26	BBB-	679,620
492	Marriott Ownership Resorts, Inc., Term Loan B	1.897%	1-Month LIBOR	1.750%	8/31/25	BB	474,442
220	PCI Gaming, Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	5/31/26	BBB-	214,017
761	Seaworld Parks and Entertainment, Inc., Term Loan B5	3.146%	1-Month LIBOR	3.000%	3/31/24	B2	713,689
480	YUM Brands, Term Loan B	1.900%	1-Month LIBOR	1.750%	4/03/25	BBB-	471,657
6,926	Total Hotels, Restaurants & Leisure						5,902,985

	Household Durables – 0.0%

18	Serta Simmons Holdings LLC, First Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	17,402
57	Serta Simmons Holdings LLC, Second Out Term Loan	8.500%	1-Month LIBOR	7.500%	6/01/27	N/R	47,340
75	Total Household Durables						64,742

	Household Products – 0.7%

137	KIK Custom Products Inc., Term Loan B2	5.000%	3-Month LIBOR	4.000%	5/15/23	B1	136,088
259	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.897%	1-Month LIBOR	2.750%	2/05/23	B+	256,515
451	Reynolds Group Holdings, Inc., Term Loan, First Lien	5.000%	Prime	1.750%	2/05/23	B+	447,014
311	Reynolds Group Holdings, Inc., Term Loan, First Lien	2.897%	3-Month LIBOR	2.750%	2/05/23	B+	307,765
1,158	Total Household Products						1,147,382

	Insurance – 0.5%

249	Acrisure LLC, Term Loan B	3.647%	1-Month LIBOR	3.500%	2/15/27	B	240,932
346	Asurion LLC, Term Loan B6	3.147%	1-Month LIBOR	3.000%	11/03/23	Ba3	341,820
42	Broadstreet Partners, Inc., Term Loan	4.750%	1-Month LIBOR	3.750%	1/27/27	B	41,685
199	Broadstreet Partners, Inc., Term Loan B	3.397%	1-Month LIBOR	3.250%	1/27/27	B	194,249

Principal Amount (000)	Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Insurance (continued)

$150	Ryan Specialty Group LLC, Term Loan B	4.000%	1-Month LIBOR	3.250%	9/01/27	B1	$148,875
986	Total Insurance						967,561

	Interactive Media & Services – 0.3%

494	Rackspace Hosting, Inc., Refinancing Term Loan B, First Lien	4.000%	3-Month LIBOR	3.000%	11/03/23	B+	486,193

	Internet & Direct Marketing Retail – 0.2%

288	Uber Technologies, Inc., Term Loan	5.000%	1-Month LIBOR	4.000%	4/04/25	B1	286,572

	Internet Software & Services – 1.1%

480	Ancestry.com, Inc., Term Loan, First Lien	4.750%	1-Month LIBOR	3.750%	10/19/23	B	480,429
713	Ellucian, Term Loan, First Lien, (WI/DD)	TBD	TBD	TBD	TBD	B	709,404
347	Epicor Software Corporation, Term Loan, First Lien	5.250%	1-Month LIBOR	4.250%	7/31/27	B2	346,732
500	Thomson Reuters IP & S, Incremental Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B	498,438
2,040	Total Internet Software & Services						2,035,003

	IT Services – 0.4%

276	West Corporation, Term Loan B	5.000%	1-Month LIBOR	4.000%	10/10/24	BB-	251,656
480	WEX, Inc., Term Loan B3	2.397%	1-Month LIBOR	2.250%	5/17/26	Ba2	465,423
756	Total IT Services						717,079

	Life Sciences Tools & Services – 0.1%

185	Inventiv Health, Inc., Term Loan B	1.897%	1-Month LIBOR	1.750%	8/01/24	BB	182,006
55	Parexel International Corp., Term Loan B	2.897%	1-Month LIBOR	2.750%	9/27/24	B2	52,903
240	Total Life Sciences Tools & Services						234,909

	Machinery – 0.7%

476	Belron Finance US LLC, Initial Term Loan B	2.742%	3-Month LIBOR	2.500%	11/07/24	BB	471,266
281	Gates Global LLC, Term Loan B	3.750%	1-Month LIBOR	2.750%	4/01/24	B1	276,981
500	Thyssenkrupp Elevator, Term Loan B	4.570%	3-Month LIBOR	4.250%	7/31/27	B1	496,787
1,257	Total Machinery						1,245,034

	Marine – 0.0%

111	Harvey Gulf International Marine, Inc., Exit Term Loan	7.005%	3-Month LIBOR	5.996%	7/02/23	B-	53,271

	Media – 4.2%

463	CBS Outdoor Americas Inc., Term Loan B	1.901%	1-Month LIBOR	1.750%	11/18/26	Ba1	452,637
935	Cequel Communications LLC, Term Loan B	2.402%	1-Month LIBOR	2.250%	1/15/26	BB	906,547
931	Charter Communications Operating Holdings LLC, Term Loan B2	1.900%	1-Month LIBOR	1.750%	2/01/27	BBB-	911,792
644	Cineworld Group PLC, Term Loan B	2.519%	6-Month LIBOR	2.250%	2/28/25	B	433,128
738	Clear Channel Outdoor Holdings, Inc., Term Loan B	3.761%	3-Month LIBOR	3.500%	8/21/26	B1	674,401
99	CSC Holdings LLC, Refinancing Term Loan	2.402%	1-Month LIBOR	2.250%	7/17/25	BB	96,016
66	Cumulus Media, Inc., Term Loan B	4.750%	3-Month LIBOR	3.750%	3/31/26	B	63,257
492	EW Scripps, Term Loan B2	2.647%	1-Month LIBOR	2.500%	5/01/26	BB+	481,367
277	Gray Television, Inc., Term Loan B2	2.405%	1-Month LIBOR	2.250%	2/07/24	BB+	271,338
464	iHeartCommunications Inc., Term Loan B	3.147%	1-Month LIBOR	3.000%	5/01/26	B+	441,225
253	Intelsat Jackson Holdings, S.A., DIP Term Loan, (4), (11)	5.050%	3-Month LIBOR	4.550%	7/13/21	N/R	257,969
601	Intelsat Jackson Holdings, S.A., Term Loan B, (DD1), (4)	8.000%	Prime	4.750%	11/27/23	N/R	605,978
80	Meredith Corporation, Incremental Term Loan B	4.397%	1-Month LIBOR	4.250%	1/31/25	BB-	78,869
386	Meredith Corporation, Term Loan B2	2.647%	1-Month LIBOR	2.500%	1/31/25	BB-	373,107
25	Metro-Goldwyn-Mayer, Inc., Term Loan, First Lien	2.647%	1-Month LIBOR	2.500%	7/03/25	BB	23,842
332	Nexstar Broadcasting, Inc., Term Loan B3	2.395%	1-Month LIBOR	2.250%	1/17/24	BB	324,654
487	Sinclair Television Group, Term Loan B2	2.397%	1-Month LIBOR	2.250%	1/03/24	BB+	476,274
195	WideOpenWest Finance LLC, Term Loan B	4.250%	1-Month LIBOR	3.250%	8/19/23	B	192,703
481	Ziggo B.V., Term Loan	2.652%	1-Month LIBOR	2.500%	4/30/28	BB	464,157
7,949	Total Media						7,529,261

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Multiline Retail – 0.1%

$10	Belk, Inc., Term Loan, First Lien	7.750%	3-Month LIBOR	6.750%	7/31/25	Caa1	$3,944
244	EG America LLC, Term Loan, First Lien	4.220%	3-Month LIBOR	4.000%	2/07/25	B2	239,678
254	Total Multiline Retail						243,622

	Oil, Gas & Consumable Fuels – 0.2%

11	Fieldwood Energy LLC, DIP Term Loan, (4), (11)	9.750%	1-Month LIBOR	8.750%	8/05/21	N/R	10,778
96	Fieldwood Energy LLC, DIP Term Loan, (4), (11)	3.000%	N/A	3.000%	8/05/21	N/R	96,998
772	Fieldwood Energy LLC, Exit Term Loan, (DD1), (4)	0.000%	N/A	N/A	4/11/22	N/R	205,416
267	Fieldwood Energy LLC, Exit Term Loan, second Lien, (4)	0.000%	N/A	N/A	4/11/23	N/R	409
1,146	Total Oil, Gas & Consumable Fuels						313,601

	Paper & Forest Products – 0.1%

200	Asplundh, Term Loan B	2.655%	3-Month LIBOR	2.500%	9/04/27	BBB-	200,042

	Personal Products – 0.1%

754	Revlon Consumer Products Corporation, Term Loan B, First Lien, (DD1)	4.250%	3-Month LIBOR	3.500%	9/07/23	C	218,672

	Pharmaceuticals – 1.0%

248	Endo Health Solutions, Inc., Term Loan B	5.000%	3-Month LIBOR	4.250%	4/29/24	B+	237,268
400	Milano, Term Loan B, (WI/DD)	TBD	TBD	TBD	TBD	B+	396,750
125	Valeant Pharmaceuticals International, Inc., Term Loan B	2.901%	1-Month LIBOR	2.750%	11/27/25	BB	122,000
1,097	Valeant Pharmaceuticals International, Inc., Term Loan, First Lien	3.151%	1-Month LIBOR	3.000%	6/02/25	BB	1,077,287
1,870	Total Pharmaceuticals						1,833,305

	Professional Services – 0.6%

598	Ceridian HCM Holding, Inc., Term Loan B	2.600%	1-Week LIBOR	2.500%	4/30/25	B+	582,015
241	Nielsen Finance LLC, Term Loan B4	2.154%	1-Month LIBOR	2.000%	10/04/23	BBB-	236,454
299	On Assignment, Inc., Term Loan B3	1.897%	1-Month LIBOR	1.750%	4/02/25	BBB-	295,462
1,138	Total Professional Services						1,113,931

	Real Estate Management & Development – 0.4%

896	GGP, Initial Term Loan A2	3.147%	1-Month LIBOR	3.000%	8/24/23	BB+	779,897

	Road & Rail – 0.6%

308	Avolon LLC, Term Loan B3	2.500%	1-Month LIBOR	1.750%	1/15/25	Baa2	300,654
226	Fly Funding II S.a r.l., Replacement Term Loan	1.990%	3-Month LIBOR	1.750%	8/09/25	BBB-	196,588
498	Genesee & Wyoming Inc., Term Loan, First Lien	2.220%	3-Month LIBOR	2.000%	12/30/26	BB+	490,659
1,032	Total Road & Rail						987,901

	Semiconductors & Semiconductor Equipment – 0.5%

211	MaxLinear, Inc., Term Loan B	3.250%	1-Month LIBOR	2.500%	5/12/24	BB-	206,974
285	Microchip Technology, Inc., Term Loan B	2.150%	1-Month LIBOR	2.000%	5/29/25	Baa3	284,088
440	MKS Instruments, Inc., Term Loan B6	1.897%	1-Month LIBOR	1.750%	2/02/26	BB+	434,777
936	Total Semiconductors & Semiconductor Equipment						925,839

	Software – 2.1%

600	DiscoverOrg LLC, Term Loan B	3.897%	1-Month LIBOR	3.750%	2/01/26	B+	596,751
629	Greeneden U.S. Holdings II LLC, Term Loan B	3.397%	1-Month LIBOR	3.250%	12/01/23	B2	628,440
239	McAfee LLC, Term Loan B	3.896%	1-Month LIBOR	3.750%	9/29/24	B	237,620
123	Micro Focus International PLC, New Term Loan	2.647%	1-Month LIBOR	2.500%	6/21/24	BB-	117,848
833	Micro Focus International PLC, Term Loan B	2.647%	1-Month LIBOR	2.500%	6/21/24	BB	795,858
489	Quintiles Transnational Corporation, Dollar Term Loan B3	1.970%	3-Month LIBOR	1.750%	6/11/25	BBB-	483,251

Principal Amount (000)	Description (2)	Coupon (9)	Reference Rate (9)	Spread (9)	Maturity (10)	Ratings (3)	Value

	Software (continued)

$346	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B3	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	$336,184
243	SS&C Technologies, Inc./ Sunshine Acquisition II, Inc., New Term Loan B4	1.897%	1-Month LIBOR	1.750%	4/16/25	BB+	236,193
80	TIBCO Software, Inc., Term Loan, First Lien	3.897%	1-Month LIBOR	3.750%	7/03/26	B+	78,826
305	Ultimate Software, Incremental Term Loan	4.750%	3-Month LIBOR	4.000%	5/03/26	B1	304,342
3,887	Total Software						3,815,313

	Specialty Retail – 0.3%

97	Petco Animal Supplies, Inc., Term Loan B1	4.250%	3-Month LIBOR	3.250%	1/26/23	B3	89,760
358	Petsmart Inc., Term Loan B, First Lien	4.500%	3-Month LIBOR	3.500%	3/11/22	B	357,829
455	Total Specialty Retail						447,589

	Technology Hardware, Storage & Peripherals – 1.2%

175	BMC Software, Inc., Term Loan B	4.397%	1-Month LIBOR	4.250%	10/02/25	B2	169,961
698	Dell International LLC, Refinancing Term Loan B1	2.750%	1-Month LIBOR	2.000%	9/19/25	Baa3	695,407
247	NCR Corporation, Term Loan B	2.650%	1-Month LIBOR	2.500%	8/28/26	BB+	242,550
426	Tempo Acquisition, LLC, Extended Term Loan B	3.750%	1-Month LIBOR	3.250%	10/31/26	B1	414,305
670	Western Digital, Term Loan B	1.906%	1-Month LIBOR	1.750%	4/29/23	BBB-	667,218
2,216	Total Technology Hardware, Storage & Peripherals						2,189,441

	Trading Companies & Distributors – 0.5%

339	HD Supply Waterworks, Ltd., Term Loan B	3.750%	6-Month LIBOR	2.750%	8/01/24	B	333,641
220	HD Supply Waterworks, Ltd., Term Loan B	3.750%	3-Month LIBOR	2.750%	8/01/24	B	217,332
378	Univar, Inc., Term Loan B	2.397%	1-Month LIBOR	2.250%	7/01/24	BB+	373,336
937	Total Trading Companies & Distributors						924,309

	Wireless Telecommunication Services – 0.1%

249	T-Mobile USA, Term Loan, First Lien	3.147%	1-Month LIBOR	3.000%	4/01/27	BBB-	249,486
63,245	Total Variable Rate Senior Loan Interests (cost $62,201,618)						59,019,463

Shares	Description (2)	Coupon	Ratings (3)	Value

	CONVERTIBLE PREFERRED SECURITIES – 2.0% (1.4% of Total Investments)

	Health Care Technology – 0.4%

14,850	Change Healthcare Inc	6.000%	N/R	$793,287

	Life Sciences Tools & Services – 0.4%

10,820	Avantor Inc	6.250%	N/R	787,047

	Multi-Utilities – 0.4%

18,650	CenterPoint Energy Inc	7.000%	N/R	679,606

	Semiconductors & Semiconductor Equipment – 0.8%

1,110	Broadcom Inc	8.000%	N/R	1,383,892
	Total Convertible Preferred Securities (cost $3,403,242)			3,643,832

Shares	Description (2)	Coupon	Issue Price	Cap Price	Maturity	Value

	STRUCTURED NOTES – 0.8% (0.5% of Total Investments)

4,250	Citigroup Global Markets Holdings Inc., Mandatory Exchangeable Note, Linked to Common Stock of VMWare Inc. (Cap 116.24% of Issue Price), 144A	10.000%	$144.1064	$167.5093	1/22/21	$611,072
14,640	Merrill Lynch International & Co. C.V., Mandatory Exchangeable Note, Linked to Common Stock of Evergy Inc. (Cap 117.80% of Issue Price), 144A	10.000%	51.8254	61.0503	3/10/21	749,995
	Total Structured Notes (cost $1,371,176)					1,361,067

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

Principal Amount (000)	Description (2)	Coupon	Maturity	Ratings (3)	Value

	CORPORATE BONDS – 0.0% (0.0% of Total Investments)

	Media – 0.0%

$36	iHeartCommunications Inc	8.375%	5/01/27	CCC+	$35,469
36	Total Corporate Bonds (cost $37,680)				35,469

Shares	Description (2)	Value

	COMMON STOCK RIGHTS – 0.0% (0.0% of Total Investments)

	Oil, Gas & Consumable Fuels – 0.0%

1,923	Fieldwood Energy Inc, (6), (7)	$19
388	Fieldwood Energy Inc, (6), (7)	4
	Total Common Stock Rights (cost $54,874)	23
	Total Long-Term Investments (cost $242,374,418)	252,786,782

Principal Amount (000)/ Shares	Description (2)	Coupon	Maturity	Value

	SHORT-TERM INVESTMENTS – 4.9% (3.3% of Total Investments)

	REPURCHASE AGREEMENTS – 2.7% (1.9% of Total Investments)

$4,894	Repurchase Agreement with Fixed Income Clearing Corporation, dated 9/30/20, repurchase price $4,894,307, collateralized $5,015,000 U.S. Treasury Notes, 0.375%, due 9/30/27, value $4,992,277	0.000%	10/01/20	$4,894,307

	INVESTMENT COMPANIES – 2.2% (1.4% of Total Investments)

3,831,984	BlackRock Liquidity Funds T-Fund Portfolio, (12)	0.035% (13)	N/A	3,831,984
	Total Short-Term Investments (cost $8,726,291)			8,726,291
	Total Investments (cost $251,100,709) –145.8%			261,513,073
	Borrowings – (40.9)% (14), (15)			(73,400,000)
	Other Assets Less Liabilities – (4.9)% (16)			(8,698,747)
	Net Assets Applicable to Common Shares – 100%			$179,414,326

Investments in Derivatives

Forward Foreign Currency Contracts

Currency Purchased	Notional Amount (Local Currency)	Currency Sold	Notional Amount (Local Currency)	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
U.S. Dollar	302,611	Mexican Peso	6,610,000	Citibank, National Association	12/16/20	$6,204
Euro	18,000	U.S. Dollar	21,119	Goldman Sachs Bank USA	12/16/20	21
U.S. Dollar	4,959,952	Euro	4,190,051	HSBC Bank USA, National Association	12/16/20	39,048
Brazilian Real	1,100,000	U.S. Dollar	195,998	JPMorgan Chase Bank N.A.	12/02/20	(470)
Chilean Peso	160,400,000	U.S. Dollar	207,584	JPMorgan Chase Bank N.A.	12/16/20	(3,113)
Colombian Peso	738,600,000	U.S. Dollar	198,215	JPMorgan Chase Bank N.A.	12/16/20	(5,969)
Indian Rupee	15,350,000	U.S. Dollar	206,815	JPMorgan Chase Bank N.A.	12/16/20	297
Singapore Dollar	285,000	U.S. Dollar	208,448	JPMorgan Chase Bank N.A.	12/16/20	356
South Korean Won	245,740,000	U.S. Dollar	207,009	JPMorgan Chase Bank N.A.	12/16/20	3,764
U.S. Dollar	34,672	Indonesian Rupiah	517,000,000	JPMorgan Chase Bank N.A.	12/16/20	182
U.S. Dollar	680,931	Russian Ruble	52,207,000	JPMorgan Chase Bank N.A.	12/16/20	13,726
Euro	7,000	U.S. Dollar	8,159	Standard Chartered Bank	12/16/20	62
Thailand Baht	6,430,000	U.S. Dollar	203,917	Standard Chartered Bank	12/16/20	(1,016)
Euro	18,000	U.S. Dollar	20,978	State Street Bank and Trust Company	12/16/20	161
U.S. Dollar	241,925	Euro	204,000	UBS AG	12/16/20	2,342
Total						$55,595

Futures Contracts

Description	Contract Position	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)	Variation Margin Receivable/ (Payable)
Eurex Euro-Bobl	Short	(9)	12/20	$(1,426,205)	$(1,426,320)	$(115)	$1,161
Eurex Euro-Bund	Short	(15)	12/20	(3,062,353)	(3,069,239)	(6,886)	6,155
Total				$(4,488,558)	$(4,495,559)	$(7,001)	$7,316

Interest Rate Swaps – OTC Uncleared

Counterparty	Notional Amount	Fund Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate (Annualized)	Fixed Rate Payment Frequency	Effective Date (17)	Optional Termination Date	Maturity Date	Value	Unrealized Appreciation (Depreciation)
JPMorgan Chase Bank N.A.	$56,200,000	Receive	1-Month LIBOR	1.969%	Monthly	6/01/18	7/01/25	7/01/27	$(6,262,388)	$(6,262,388)

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.

Fair Value Measurements

The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.

Level 1 –	Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 –	Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 –	Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).

The following table summarizes the market value of the Fund’s investments as of the end of the reporting period, based on the inputs used to value them:

	Level 1	Level 2	Level 3	Total
Long-Term Investments:
Emerging Market Debt and Foreign Corporate Bonds	$—	$65,320,699	$—	$65,320,699
Real Estate Investment Trust (REIT) Common Stocks	61,981,446	—	—	61,981,446
Common Stocks	35,157,503	26,254,637	12,643	61,424,783
Variable Rate Senior Loan Interests	—	59,019,463	—	59,019,463
Convertible Preferred Securities	3,643,832	—	—	3,643,832
Structured Notes	—	1,361,067	—	1,361,067
Corporate Bonds	—	35,469	—	35,469
Common Stock Rights	—	23	—	23
Short-Term Investments:
Repurchase Agreements	—	4,894,307	—	4,894,307
Investment Companies	3,831,984	—	—	3,831,984
Investments in Derivatives:
Forward Foreign Currency Contracts*	—	55,595	—	55,595
Futures Contracts*	(7,001)	—	—	(7,001)
Interest Rate Swaps*	—	(6,262,388)	—	(6,262,388)
Total	$104,607,764	$150,678,872	$12,643	$255,299,279

*	Represents net unrealized appreciation (depreciation) as reported in the Fund’s Portfolio of Investments.

JDD	Nuveen Diversified Dividend and Income Fund (continued)
Portfolio of Investments September 30, 2020
(Unaudited)

For Fund portfolio compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications into sectors for reporting ease.

(1)	Principal Amount (000) denominated in U.S. Dollars, unless otherwise noted.

(2)	All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.

(3)

For financial reporting purposes, the ratings disclosed are the highest of Standard & Poor’s Group (“Standard & Poor’s”), Moody’s Investors Service, Inc. (“Moody’s”) or Fitch, Inc. (“Fitch”) rating. This treatment of split-rated securities may differ from that used for other purposes, such as for Fund investment policies. Ratings below BBB by Standard & Poor’s, Baa by Moody’s or BBB by Fitch are considered to be below investment grade. Holdings designated N/R are not rated by any of these national rating agencies.

(4)	Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.

(5)	Investment, or portion of investment, has been pledged to collateralized the net payment obligations for investments in derivatives.

(6)	For fair value measurement disclosure purposes, investment classified as Level 2.

(7)	Non-income producing; issuer has not declared a dividend within the past twelve months.

(8)	Investment valued at fair value using methods determined in good faith by, or at the discretion of, the Board. For fair value measurement disclosure purposes, investment classified as Level 3.

(9)

Senior loans generally pay interest at rates which are periodically adjusted by reference to a base short-term, floating lending rate (Reference Rate) plus an assigned fixed rate (Spread). These floating lending rates are generally (i) the lending rate referenced by the London Inter-Bank Offered Rate (“LIBOR”), or (ii) the prime rate offered by one or more major United States banks. Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan. The rate shown is the coupon as of the end of the reporting period.

(10)

Senior Loans generally are subject to mandatory and/or optional prepayment. Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments of senior loans may occur. As a result, the actual remaining maturity of senior loans held may be substantially less than the stated maturities shown.

(11)	Investment, or portion of investment, represents an outstanding unfunded senior loan commitment.

(12)	A copy of the most recent financial statements for these investment companies can be obtained directly from the Securities and Exchange Commission on its website at http://www.sec.gov.

(13)	The rate shown is the annualized seven-day subsidized yield as of the end of the reporting period.

(14)	Borrowings as a percentage of Total Investments is 28.1%.

(15)

The Fund may pledge up to 100% of its eligible investments (excluding any investments separately pledged as collateral for specific investments in derivatives, when applicable) in the Portfolio of Investments as collateral for borrowings.

(16)

Other assets less liabilities includes the unrealized appreciation (depreciation) of certain over-the-counter (“OTC”) derivatives as well as the OTC cleared and exchange-traded derivatives, when applicable.

(17)	Effective date represents the date on which both the Fund and counterparty commence interest payment accruals on each contract.

144A

Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.

ADR	American Depositary Receipt

DD1	Portion of investment purchased on a delayed delivery basis.

EUR	Euro

IDR	Indonesian Rupiah

LIBOR	London Inter-Bank Offered Rate

N/A	Not applicable

Reg S

Regulation S allows U.S. companies to sell securities to persons or entities located outside of the United States without registering those securities with the Securities and Exchange Commission. Specifically, Regulation S provides a safe harbor from the registration requirements of the Securities Act for the offers and sales of securities by both foreign and domestic issuers that are made outside the United States.

REIT	Real Estate Investment Trust

RUB	Russian Ruble

TBD

Senior loan purchased on a when-issued or delayed-delivery basis. Certain details associated with this purchase are not known prior to the settlement date of the transaction. In addition, senior loans typically trade without accrued interest and therefore a coupon rate is not available prior to settlement. At settlement, if still unknown, the borrower or counterparty will provide the Fund with the final coupon rate and maturity date.

WI/DD	Purchased on a when-issued or delayed delivery basis.

See accompanying notes to financial statements.